Other financial assets measured at amortized cost (Detail) - USD ($) $ in Millions	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Entity [Table]
Debt securities	$ 29,812	$ 21,192	$ 18,858
Loans to financial advisors	2,447	2,388	2,453
Fee- and commission-related receivables	1,970	1,953	1,972
Finance lease receivables	1,283	1,325	1,356
Settlement and clearing accounts	501	492	455
Accrued interest income	681	547	520
Other	833	801	594
Total other financial assets measured at amortized cost	$ 37,528	$ 28,697	$ 26,209